Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Reserved for Future Issuances
The Company had the following shares of common stock reserved for future issuances:

September 30, 2021
Stock options issued and outstanding	29,199,113
Restricted stock units outstanding	254,254,142
Shares available for grant under the 2021 Plan	200,386,956
Shares available for grant under the ESPP	20,000,000
Warrants to purchase Class A common stock	51,824,925
New Ginkgo Earn-out shares	188,865,133

Total common stock reserved for future issuances	744,530,269

	As of December 31,
	2020	2019
Shares reserved for warrants to purchase common stock	1,020,187	1,020,187
Shares reserved for exercises of outstanding stock options under the 2008 Stock Incentive Plan	33,354,871	35,276,812
Shares reserved for vesting of restricted stock units under the 2014 Stock Incentive Plan	124,932,207	70,119,944
Shares reserved for issuances under the 2014 Stock Incentive Plan	4,783,479	18,122,760

Total common stock reserved for future issuances	164,090,744	124,539,703